Allowance for Credit Losses - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for credit losses increase (decrease)	$ 7,675	$ 5,967	$ 14,090	$ 14,726
Credit Loss Write Off	$ 9,007	$ 8,836	$ 22,405	$ 20,025